General_Limitations on transfer of assets or the redemption of liabilities within the Group (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of significant restrictions on transfer of assets or redemption of liabilities [Abstract]
Description of nature and extent of significant restrictions on transfer of assets or redemption of liabilities	Some subsidiaries are regulated by the rules of the jurisdictions, in which they were incorporated, with regard to funding or management of deposits. Also, there is the limitation that they must have pre-approval from their regulators in case of remittance of earnings to the Group.